UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21236

Dreyfus Stock Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	3/31/09

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
35	Information About the Review
and Approval of the Fund’s
Investment Advisory and
Administration Agreements

FOR MORE INFORMATION
Back Cover

Dreyfus International Equity Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present this semiannual report for Dreyfus International Equity Fund, covering the six-month period from October 1, 2008, through March 31, 2009.

The reporting period has been one of the most challenging for the U.S. economy, which has undoubtedly affected the global financial markets. The bankruptcy of Lehman Brothers in mid-September 2008 triggered a cascading global economic decline that affected both industrialized and emerging economies throughout the world.As the credit crisis dried up the availability of funding for businesses and consumers, international trade activity slumped, commodity prices plummeted, investors de-leveraged their portfolios, companies liquidated inventories, unemployment surged and corporate earnings sagged.

On the heels of a –6.3% annualized U.S. economic growth rate in the fourth quarter of 2008, we expect another sharp decline for the first quarter of 2009. However, our Chief Economist anticipates that the U.S. recession may reach a trough around the third quarter of this year, followed by a slow recovery. Indeed, an unprecedented and concerted worldwide effort has signaled that most developed markets are intent to do whatever it takes to forestall the economic slowdown, including interest-rate reductions by the ECB, the U.K and Japan, as well as massive monetary and fiscal stimulus and support for troubled financial institutions.Although times seem dire now, we believe it is always appropriate to maintain a long-term investment focus and to discuss any investment modifications with your financial adviser.Together, you can prepare for the risks that lie ahead and position your assets to perform in this current market downturn, and in the future.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation April 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2008, through March 31, 2009, as provided by William Patzer, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2009, Dreyfus International Equity Fund’s Class A shares produced a total return of –34.13%, Class B shares produced a total return of –34.48%, Class C shares produced a total return of –34.41% and Class I shares produced a total return of –34.13%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”),produced a total return of –31.11% for the same period.2

Global economic instability created a significantly negative impact on large-capitalization equities during the reporting period. In this falling market, the fund was unable to keep pace with its benchmark due primarily to negative contributions by investments in Japan as well as the financials and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada, and may also invest up to 25% of its assets in securities of issuers located in emerging market countries.

The fund invests in stocks that appear to be undervalued as measured by their price/earnings ratios, and that may have value and/or growth characteristics.We employ a “bottom-up” investment approach, which emphasizes individual stock selection. Our stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

Economic and Financial Crises Roiled Equity Markets

A deteriorating global economy — battered by an intensifying credit crisis, evaporating production demand, plummeting commodities prices

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

and slackened consumer spending — caused equity markets to hemorrhage value during the last quarter of 2008. However, in the first quarter of 2009, central banks and governments intervened to stimulate their national economies.These measures energized equity markets late in the reporting period, sparking a rally that offset some previous declines.

As can be expected under volatile market conditions, the fund encountered numerous disappointments during the reporting period, particularly in Japan, the United Kingdom and Germany, as well as the financials and industrials areas. Exposure to weak-performing real-estate investment trusts and faltering Japanese property companies, such as Mitsubishi UFJ Financial Group, Leopalace21 and Nomura Holdings, impeded the fund’s performance, as did a reduced allocation to Japanese consumer credit companies, which outpaced the benchmark despite the possibility of bankruptcy. Leopalace21 and Nomura were sold during the reporting period. Poor returns by banking giants HSBC Holdings and Barclays in the United Kingdom also detracted from performance. Barclays was sold during the reporting period. The fund’s holdings of industrials stocks were dragged down by Central Japan Railway, whose outperformance in the fourth quarter of 2008 reversed in early 2009 as investors moved away from traditionally defensive railroad stocks. Our position in Central Japan Railway was sold during the reporting period. Japanese logistical transportation company Nippon Express plummeted when manufacturing activity evaporated, reducing transportation orders. In the utilities sector, Germany’s E.ON suffered from reduced service levels and falling oil prices, while Tokyo Gas’ stock price fell due to softened demand and a weakening yen.

However, the fund received positive contributions from a number of investments during the reporting period. Investments in Belgium and Ireland generally supported the fund’s results, as did Switzerland. Germany’s Software AG bested the benchmark, while Norway’s video-conferencing giant Tandberg saw solid demand despite the slowing business spending environment. Within the consumer staples sector, Belgian supermarket chain Delhaize Group’s position in a traditionally defensive industry group helped support its stock, as did its international presence. A market leader in Italy and strong competitor in Canada, Parmalat rebounded on an improving cost profile. Strong performance

4

by Switzerland’s Nestlé delivered a positive contribution, as diversification, strong sales and ability to pass along increased pricing boosted the stock. A modestly overweight position in the traditionally defensive health care sector, paired with a significant investment in strong-performing Swiss pharmaceutical giant Roche Holding, helped bolster the fund’s results. Robust exposure to Credit Suisse Group and an avoidance of Switzerland’s UBS also helped the fund, while advantageous timing in the purchase of Ireland’s building materials firm CRH also proved beneficial to results.

Focus on Recovery and Growth

Despite reductions in global economic growth forecasts for some of the world’s major regions, the developed market equities began to see more positive results in the final weeks of the reporting period, based on early signs of potential economic stabilization and some encouraging earnings reports. Over the course of the past few quarters we have repositioned the fund to favor stocks that we believe have elements of downside protection due to lower, sustainable debt profiles, yet have attractive valuations and strong earnings recovery potential when markets stabilize and improve.We are avoiding exposure to businesses which, after various industry pricing busts, have shown poor capital structure or credit profiles. We continue to seek stocks that combine sustainable business momentum and valuations regardless of the market environment.

April 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Equity Fund from October 1, 2008 to March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 4.63	$ 8.05	$ 7.84	$ 3.18
Ending value (after expenses)	$658.70	$655.20	$655.90	$658.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 5.64	$ 9.80	$ 9.55	$ 3.88
Ending value (after expenses)	$1,019.35	$1,015.21	$1,015.46	$1,021.09

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.95% for Class B, 1.90% for
Class C, and .77% for Class I Shares, multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS March 31, 2009 (Unaudited)

Common Stocks—96.0%	Shares	Value ($)
Australia—5.1%
BHP Billiton	67,773	1,510,584
Commonwealth Bank of Australia	27,290	661,044
Computershare	62,777	383,798
CSL	19,280	436,246
Westfield Group	51,762	361,174
Westpac Banking	63,304	842,668
		4,195,514
Belgium—1.4%
Delhaize Group	12,690	822,936
Groupe Bruxelles Lambert	4,720	320,825
		1,143,761
Denmark—.6%
Novo Nordisk, Cl. B	10,100	483,710
Finland—1.4%
Nokia	102,050	1,203,986
France—11.8%
Air Liquide	7,090	576,916
Alstom	9,690	501,899
AXA	52,284	628,656
BNP Paribas	19,007	785,866
Bouygues	15,020	537,205
GDF SUEZ	21,662	743,968
Sanofi-Aventis	20,760	1,168,917
Scor	17,840	367,267
Technip	10,030	354,602
Teleperformance	14,200	390,907
Total	39,912	1,984,544
Unibail-Rodamco	3,958	560,726
Vivendi	44,430	1,176,170
		9,777,643
Germany—7.7%
Adidas	12,830	427,172
Deutsche Lufthansa	32,720	355,166
E.ON	17,610	489,225
Hochtief	13,330	504,920
Lanxess	18,700	318,760

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
MAN	8,510	370,850
Merck	6,740	596,031
Munchener Ruckversicherungs	5,260	641,540
Rheinmetall	7,380	251,109
RWE	11,930	837,051
Salzgitter	11,721	655,293
SAP	12,270	434,936
Software	6,920	493,255
		6,375,308
Greece—.6%
Public Power	28,270	510,811
Hong Kong—1.9%
Cheung Kong Holdings	37,000	318,772
Henderson Land Development	124,000	472,115
Link REIT	197,000	389,022
Swire Pacific, Cl. A	56,500	377,002
		1,556,911
Ireland—.8%
CRH	16,798	365,567
Ryanair Holdings, ADR	12,800 [a]	295,808
		661,375
Italy—4.1%
Buzzi Unicem	20,751	232,827
ENI	64,310	1,249,169
Finmeccanica	22,480	279,854
Intesa Sanpaolo	261,740	720,709
Parmalat	302,600	623,557
Terna	94,900	295,668
		3,401,784
Japan—23.5%
Air Water	27,000	236,485
Amada	61,000	321,486
Astellas Pharma	22,800	702,205
Bank of Kyoto	38,000	323,894
Bridgestone	43,400	626,741
Chiba Bank	54,000	269,358
Chubu Electric Power	30,800	677,688

8

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Daihatsu Motor	46,000	364,235
Daiichi Sankyo	32,200	544,214
Daito Trust Construction	7,200	241,353
Honda Motor	37,600	899,642
Japan Real Estate Investment	29	223,936
JSR	32,200	379,660
KDDI	107	504,911
Keihin	74,700	807,163
Kubota	74,000	406,549
Lawson	17,000	701,072
Mitsubishi UFJ Financial Group	206,400	1,013,974
Mitsumi Electric	28,300	413,821
Mizuho Financial Group	299,400	582,825
Murata Manufacturing	11,700	452,346
Nippon Electric Glass	53,000	376,406
Nippon Express	107,000	337,489
Nippon Telegraph & Telephone	7,500	284,860
Nippon Yusen	107,000	415,937
Nissin Foods Holdings	11,000	323,047
Omron	21,700	257,527
Pacific Metals	52,000	230,883
Rakuten	837	400,218
Rohm	7,600	380,769
Sega Sammy Holdings	60,800	536,167
Shin-Etsu Chemical	8,600	422,101
Shinko Electric Industries	24,900	240,519
Softbank	22,600	288,642
Sumitomo	77,600	674,596
Sumitomo Electric Industries	50,800	430,212
Sumitomo Heavy Industries	154,900	523,052
Suruga Bank	41,000	337,651
Tokai Rika	43,100	434,142
Tokyo Electron	9,300	350,325
Tokyo Gas	182,000	635,633
Toyo Engineering	163,000	483,040
Yamaguchi Financial Group	49,000	461,285
		19,518,059

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Netherlands—2.1%
Koninklijke Ahold	54,750	600,114
KONINKLIJKE KPN	40,060	535,432
Koninklijke Vopak	8,260	330,655
Wereldhave	3,710	259,592
		1,725,793
Norway—.6%
Tandberg	34,500	508,757
Spain—3.0%
Banco Santander	101,830	702,164
Criteria Caixacorp	76,700	247,626
Repsol	16,160	279,757
Telefonica	63,290	1,262,991
		2,492,538
Sweden—1.3%
Alfa Laval	32,850	248,791
Elekta, Cl. B	50,220	505,597
Nordea Bank	67,580	337,102
		1,091,490
Switzerland—8.9%
Adecco	10,250	320,386
Credit Suisse Group	30,780	937,218
Nestle	75,420	2,549,558
Novartis	29,105	1,101,505
Roche Holding	9,134	1,253,387
Syngenta	2,810	566,295
Zurich Financial Services	3,910	618,634
		7,346,983
United Kingdom—20.2%
Amlin	66,440	327,939
AstraZeneca	18,660	656,235
BAE Systems	91,430	438,823
BHP Billiton	27,480	546,099

10

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
BP	168,000	1,136,568
Charter International	114,600	749,815
HSBC Holdings	91,780	520,175
Imperial Tobacco Group	34,320	771,651
Kazakhmys	61,840	329,191
Kingfisher	344,840	740,703
Man Group	107,500	337,027
Persimmon	72,430	359,063
Prudential	92,190	445,778
Reckitt Benckiser Group	10,400	390,817
Regus	400,440	422,308
Rio Tinto	8,210	276,832
Royal Dutch Shell, Cl. A	7,230	162,974
Royal Dutch Shell, Cl. B	98,110	2,155,227
RSA Insurance Group	198,080	369,762
Scottish & Southern Energy	27,460	436,955
Shire	25,630	317,369
Tesco	238,540	1,141,120
Thomas Cook Group	212,930	733,251
Vodafone Group	1,113,030	1,960,347
WPP	176,340	993,737
		16,719,766
United States—1.0%
iShares MSCI EAFE
Index Fund	21,180	796,156
Total Common Stocks
(cost $101,917,643)		79,510,345

Preferred Stocks—.5%
Germany
Fresenius
(cost $531,076)	8,730	400,851

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,071,000)	1,071,000 [b]	1,071,000

Total Investments (cost $103,519,719)	97.8%	80,982,196
Cash and Receivables (Net)	2.2%	1,833,463
Net Assets	100.0%	82,815,659

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	18.9	Information Technology	7.0
Industrial	11.6	Utilities	5.6
Consumer Discretionary	10.6	Telecommunication Services	5.5
Health Care	9.9	Money Market Investment	1.3
Consumer Staples	9.6	Exchange Traded Funds	1.0
Energy	8.8
Materials	8.0		97.8

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF FINANCIAL FUTURES March 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2009 ($)
Financial Futures Long
DJ EURO STOX 50	14	370,707	June 2009	(4,190)
Topix	2	156,993	June 2009	18,350
				14,160

See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES March 31, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		102,448,719		79,911,196
Affiliated issuers			1,071,000	1,071,000
Cash denominated in foreign currencies			1,207,076	1,199,494
Dividends and interest receivable				786,791
Receivable for shares of Beneficial Interest subscribed				590,176
Due from broker				335,000[a]
Receivable for futures variation margin—Note 4				28,215
Unrealized appreciation on forward
currency exchange contracts—Note 4				2,672
Prepaid expenses				68,265
				83,992,809
Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)				142,246
Cash overdraft due to custodian				16,226
Payable for investment securities purchased				702,185
Payable for shares of Beneficial Interest redeemed				234,555
Unrealized depreciation on forward
currency exchange contracts—Note 4				550
Accrued expenses				81,388
				1,177,150
Net Assets ($)				82,815,659
Composition of Net Assets ($):
Paid-in capital				192,705,120
Accumulated undistributed investment income—net				599,880
Accumulated net realized gain (loss) on investments				(87,908,647)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$14,160 net unrealized appreciation on financial futures)				(22,580,694)
Net Assets ($)				82,815,659

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	64,811,918	3,007,378	9,105,690	5,890,673
Shares Outstanding	3,557,327	165,680	497,963	320,652
Net Asset Value Per Share ($)	18.22	18.15	18.29	18.37

a Represents collateral for open financial futures positions.
See notes to financial statements.

14

STATEMENT OF OPERATIONS Six Months Ended March 31, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $98,859 foreign taxes withheld at source):
Unaffiliated issuers	1,210,690
Affiliated issuers	3,184
Total Income	1,213,874
Expenses:
Investment advisory fee—Note 3(a)	390,255
Shareholder servicing costs—Note 3(c)	240,290
Custodian fees—Note 3(c)	168,900
Distribution fees—Note 3(b)	59,301
Administration fee—Note 3(a)	48,782
Registration fees	38,607
Professional fees	25,096
Trustees’ fees and expenses—Note 3(d)	5,923
Prospectus and shareholders’ reports	5,692
Loan commitment fees—Note 2	2,536
Interest expense—Note 2	1,510
Miscellaneous	25,487
Total Expenses	1,012,379
Less—reduction in fees due to earnings credits—Note 1(c)	(5,981)
Less—reduction in expenses due to undertaking—Note 3(a)	(400,260)
Net Expenses	606,138
Investment Income—Net	607,736
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(67,172,911)
Net realized gain (loss) on financial futures	(336,862)
Net realized gain (loss) on forward currency exchange contracts	324,301
Net Realized Gain (Loss)	(67,185,472)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $61,833
net unrealized appreciation on financial futures)	15,202,153
Net Realized and Unrealized Gain (Loss) on Investments	(51,983,319)
Net (Decrease) in Net Assets Resulting from Operations	(51,375,583)

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Operations ($):
Investment income—net	607,736	4,940,757
Net realized gain (loss) on investments	(67,185,472)	(5,298,193)
Net unrealized appreciation
(depreciation) on investments	15,202,153	(97,040,339)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(51,375,583)	(97,397,775)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,649,806)	(3,743,316)
Class B Shares	(149,398)	(65,231)
Class C Shares	(422,631)	(66,229)
Class I Shares	(111,857)	(181,914)
Class T Shares	(43,840)	(19,528)
Net realized gain on investments:
Class A Shares	—	(17,546,791)
Class B Shares	—	(866,993)
Class C Shares	—	(3,113,758)
Class I Shares	—	(723,523)
Class T Shares	—	(109,067)
Total Dividends	(5,377,532)	(26,436,350)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,673,260	49,722,193
Class B Shares	30,552	1,055,794
Class C Shares	376,951	4,170,090
Class I Shares	4,969,053	1,209,821
Class T Shares	90,360	808,314
Net assets received in connection
with reorganization—Note 1	—	50,116,926

16

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	4,192,930	18,629,230
Class B Shares	106,325	688,667
Class C Shares	230,943	1,513,095
Class I Shares	54,716	725,990
Class T Shares	25,122	89,885
Cost of shares redeemed:
Class A Shares	(27,451,332)	(173,510,321)
Class B Shares	(1,300,732)	(5,406,158)
Class C Shares	(4,275,355)	(36,985,915)
Class I Shares	(569,600)	(11,993,069)
Class T Shares	(931,064)	(612,142)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(19,777,871)	(99,777,600)
Total Increase (Decrease) in Net Assets	(76,530,986)	(223,611,725)
Net Assets ($):
Beginning of Period	159,346,645	382,958,370
End of Period	82,815,659	159,346,645
Undistributed investment income—net	599,880	5,369,676

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	226,156	1,128,944
Shares issued in connection with reorganization—Note 1	—	1,135,151
Shares issued for dividends reinvested	195,111	445,037
Shares redeemed	(1,302,315)	(4,143,527)
Net Increase (Decrease) in Shares Outstanding	(881,048)	(1,434,395)
Class Bb
Shares sold	1,227	25,041
Shares issued in connection with reorganization—Note 1	—	21,999
Shares issued for dividends reinvested	4,955	16,658
Shares redeemed	(61,943)	(126,393)
Net Increase (Decrease) in Shares Outstanding	(55,761)	(62,695)
Class C
Shares sold	17,417	99,192
Shares issued in connection with reorganization—Note 1	—	38,062
Shares issued for dividends reinvested	10,682	36,460
Shares redeemed	(207,649)	(878,789)
Net Increase (Decrease) in Shares Outstanding	(179,550)	(705,075)
Class I
Shares sold	266,930	28,870
Shares issued in connection with reorganization—Note 1	—	4,530
Shares issued for dividends reinvested	2,526	17,098
Shares redeemed	(27,869)	(284,886)
Net Increase (Decrease) in Shares Outstanding	241,587	(234,388)
Class Tc
Shares sold	4,169	18,800
Shares issued in connection with reorganization—Note 1	—	7,815
Shares issued for dividends reinvested	1,168	2,148
Shares redeemed	(47,362)	(15,083)
Net Increase (Decrease) in Shares Outstanding	(42,025)	13,680

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	During the period ended March 31, 2009, 7,233 Class B shares representing $152,152 were automatically converted to 7,157 Class A shares and during the period ended September 30, 2008, 40,946 Class B shares representing $1,644,692 were automatically converted to 40,269 Class A shares.
c	On the close of business on February 4, 2009, 19,018 Class T shares representing $366,484 were automatically converted to 19,028 Class A shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2009			Year Ended September 30,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	29.26	48.76	40.05	34.14	26.23	21.15
Investment Operations:
Investment income—net[a]	.14	.77	.63	.59	.38	.25
Net realized and unrealized
gain (loss) on investments	(9.94)	(16.45)	8.81	5.58	7.61	5.15
Total from Investment Operations	(9.80)	(15.68)	9.44	6.17	7.99	5.40
Distributions:
Dividends from
investment income—net	(1.24)	(.67)	(.28)	(.04)	(.07)	(.12)
Dividends from net realized
gain on investments	—	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(1.24)	(3.82)	(.73)	(.26)	(.08)	(.32)
Net asset value, end of period	18.22	29.26	48.76	40.05	34.14	26.23
Total Return (%)[b]	(34.13)[c]	(34.53)	23.80	18.16	30.50	25.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.95[d]	1.57	1.27[e]	1.38[e]	3.12[e]	8.92[e]
Ratio of net expenses
to average net assets	1.12[d]	1.12	1.19[e]	1.28[e]	1.50[e]	1.44[e]
Ratio of net investment
income to average net assets	1.35[d]	1.90	1.37[e]	1.55[e]	1.15[e]	.97[e]
Portfolio Turnover Rate	79.08[c]	117.20	18.76[c,f]	—	—	—
Net Assets, end of period
($ x 1,000)	64,812	129,886	286,373	124,283	10,107	561

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2009			Year Ended September 30,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	28.70	47.83	39.40	33.79	26.09	21.14
Investment Operations:
Investment income—net[a]	.05	.41	.19	.25	.14	.05
Net realized and unrealized
gain (loss) on investments	(9.81)	(16.15)	8.73	5.58	7.57	5.16
Total from Investment Operations	(9.76)	(15.74)	8.92	5.83	7.71	5.21
Distributions:
Dividends from
investment income—net	(.79)	(.24)	(.04)	—	—	(.06)
Dividends from net realized
gain on investments	—	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(.79)	(3.39)	(.49)	(.22)	(.01)	(.26)
Net asset value, end of period	18.15	28.70	47.83	39.40	33.79	26.09
Total Return (%)[b]	(34.48)[c]	(35.04)	22.79	17.25	29.56	24.82
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.97[d]	2.40	2.06[e]	2.18[e]	3.93[e]	9.67[e]
Ratio of net expenses
to average net assets	1.95[d]	1.95	2.00[e]	2.03[e]	2.25[e]	2.09[e]
Ratio of net investment income
to average net assets	.48[d]	1.04	.43[e]	.68[e]	.44[e]	.22[e]
Portfolio Turnover Rate	79.08[c]	117.20	18.76[c,f]	—	—	—
Net Assets, end of period
($ x 1,000)	3,007	6,356	13,590	12,292	4,295	840

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

20

Six Months Ended
March 31, 2009			Year Ended September 30,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	28.82	47.81	39.40	33.80	26.15	21.14
Investment Operations:
Investment income—net[a]	.05	.37	.23	.25	.16	.05
Net realized and unrealized
gain (loss) on investments	(9.85)	(16.14)	8.71	5.58	7.54	5.16
Total from Investment Operations	(9.80)	(15.77)	8.94	5.83	7.70	5.21
Distributions:
Dividends from
investment income—net	(.73)	(.07)	(.08)	(.01)	(.04)	—
Dividends from net realized
gain on investments	—	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(.73)	(3.22)	(.53)	(.23)	(.05)	(.20)
Net asset value, end of period	18.29	28.82	47.81	39.40	33.80	26.15
Total Return (%)[b]	(34.41)[c]	(35.04)	22.85	17.27	29.50	24.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.75[d]	2.30	1.99[e]	2.11[e]	3.87[e]	9.67[e]
Ratio of net expenses
to average net assets	1.90[d]	1.90	1.96[e]	2.03[e]	2.25[e]	2.19[e]
Ratio of net investment income
to average net assets	.54[d]	.93	.51[e]	.68[e]	.50[e]	.22[e]
Portfolio Turnover Rate	79.08[c]	117.20	18.76[c,f]	—	—	—
Net Assets, end of period
($ x 1,000)	9,106	19,529	66,102	51,752	7,766	488

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2009			Year Ended September 30,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	29.73	49.50	40.57	34.50	26.47	21.28
Investment Operations:
Investment income—net[b]	.24	.54	.76	.85	.40	.30
Net realized and unrealized
gain (loss) on investments	(10.16)	(16.37)	8.94	5.49	7.75	5.21
Total from Investment Operations	(9.92)	(15.83)	9.70	6.34	8.15	5.51
Distributions:
Dividends from
investment income—net	(1.44)	(.79)	(.32)	(.05)	(.11)	(.12)
Dividends from net realized
gain on investments	—	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(1.44)	(3.94)	(.77)	(.27)	(.12)	(.32)
Net asset value, end of period	18.37	29.73	49.50	40.57	34.50	26.47
Total Return (%)	(34.13)[c]	(34.34)	24.12	18.47	30.59	26.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.42[d]	1.19	.93[e]	1.07[e]	3.04[e]	8.67[e]
Ratio of net expenses
to average net assets	.77[d]	.85	.91[e]	1.03[e]	1.25[e]	1.19[e]
Ratio of net investment income
to average net assets	2.78[d]	1.30	1.63[e]	2.19[e]	1.29[e]	1.22[e]
Portfolio Turnover Rate	79.08[c]	117.20	18.76[c,f]	—	—	—
Net Assets, end of period
($ x 1,000)	5,891	2,350	15,515	8,723	29	13

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is long-term growth of capital. The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), and an affiliate of TBCAM, serves as the fund’s Administrator.

At a meeting of the fund’s Board of Trustees held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the names of the Company and the fund from “Dreyfus Premier Stock Funds” and “Dreyfus Premier International Equity Fund” to “Dreyfus Stock Funds” and “Dreyfus International Equity Fund”, respectively.

As of the close of business on December 20, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Founders International Equity Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of the Acquired Fund received Class A, Class B, Class C, Class I and Class T shares of the fund, in an amount equal to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange. Shareholders of Class F shares of the Acquired Fund received Class A shares of the fund in an equal amount to the aggregate net asset value of their investment in the Acquired fund at the time of the exchange. The fund’s net asset value on the close of business on December 20, 2007 was $41.53 per share for Class A, $41.01 per share for Class B, $41.17 per share for Class C, $42.12 per share for Class I and $41.51 per share for Class T shares, and a total of 1,135,151 Class A, 21,999 Class B, 38,062 Class C, 4,530 Class I and 7,815 Class T shares, repre-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

senting net assets of $50,116,926 (including $7,904,380 net unrealized appreciation on investments) were issued to shareholders of the Acquired Fund in the exchange.The exchange was a tax-free event to the Acquired Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares

24

of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board ofTrustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	55,711,712	25,270,484	—	80,982,196
Other Financial
Instruments†	18,350	2,672	—	21,022
Liabilities ($)
Other Financial
Instruments†	(4,190)	(550)	—	(4,740)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as affiliated in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

28

As of and during the period ended March 31, 2009, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

As a result of the fund’s merger with Dreyfus Founders International Equity Fund, capital losses of $9,276,004 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. Of this acquired capital loss $1,936,910 will expire in fiscal 2010 and $7,339,094 in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2008 was as follows: ordinary income $8,573,580 and long-term capital gains $17,862,770.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average daily amount of borrowings outstanding under both Facilities during the period ended March 31, 2009 was $149,900, with a related weighted average annualized interest rate of 2.02%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and ..50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly.

Dreyfus and TBCAM have agreed, with respect to each class of fund shares, to assume the expenses of each class so that such expenses do not exceed the annual rates of expenses of 1.12% for Class A, 1.95% for Class B, 1.90% for Class C, and .85% for Class I, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class.The reduction in expenses, pursuant to the undertaking, amounted to $400,260 during the period ended March 31, 2009.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended March 31, 2009, the fund was charged $48,782 pursuant to the administration agreement.

During the period ended March 31, 2009, the Distributor retained $851 from commissions earned on sales of the fund’s Class A shares and $15,596 and $1,977 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the

30

Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2009, Class B, Class C and Class T shares were charged $14,375, $44,183 and $743, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2009, Class A, Class B, Class C and Class T shares were charged $98,732, $4,792, $14,726 and $743, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2009, the fund was charged $20,542 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2009, the fund was charged $6,483 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2009, the fund was charged $168,900 pursuant to the custody agreement.

During the period ended March 31, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $53,552, administration fees $6,694, Rule 12b-1 distribution plan fees $7,524, shareholder services plan fees $15,756, custodian fees $104,061, chief compliance officer fees $2,394 and transfer agency per account fees $9,111, which are offset against an expense reimbursement currently in effect in the amount of $56,846.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended March 31, 2009, redemption fees charged and retained by the fund amounted to $784.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended March 31, 2009, amounted to $79,814,468 and $104,350,296, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of

32

Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at March 31, 2009, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at March 31, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Euro,
expiring 4/1/2009	44,721	58,866	59,416	(550)
Japanese Yen,
expiring 4/1/2009	12,056,747	124,476	121,804	2,672
Total				2,122

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2009, accumulated net unrealized depreciation on investments was $22,537,523, consisting of $1,835,814 gross unrealized appreciation and $24,373,337 gross unrealized depreciation.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

34

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Investment Advisory Agreement, pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s separate Administration Agreement with Dreyfus, pursuant to which Dreyfus provides administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information.The Board also discussed the nature, extent, and quality of the services provided to the fund by TBCAM and Dreyfus pursuant to the fund’s Investment Advisory and Administration Agreements, respectively. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships that Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered TBCAM’s research and portfolio management capabilities and that Dreyfus provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered TBCAM’s and Dreyfus’ separate and extensive administrative, accounting, and compliance infrastructures.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Investment Advisory Fee and Administration Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s total investment advisory fee and administration fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper, all for various periods ended August 31, 2008. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s total returns to the returns of the fund’s benchmark index for the past four calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee approximated the Expense Group median, and that the fund’s actual management fee was lower than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians, noting also TBCAM’s undertaking during the past year to waive receipt of a portion of its management fee.

36

With respect to the fund’s performance, the Board noted that the fund achieved total returns lower than the Performance Group median for each reported time period up to 3 years and higher than the Performance Group median for each reported longer-term time period up to 5 years.The Board also noted that the fund achieved total returns variously at and lower than the Performance Universe median for each reported time period up to 5 years.The Board further noted that the fund’s total return was higher than the fund’s benchmark index for 3 of the past 4 calendar years (lower only in the most recent calendar year). The Board received a presentation from the fund’s primary portfolio manager regarding the factors which, over the past year, influenced the fund’s performance results. The Board expressed concern over the decline in the fund’s shorter-term performance rankings and performance over the past year and, while noting the fund’s more successful track record in prior years, also stated its expectation for improved performance results in the future.

Representatives of Dreyfus reviewed with the Board members the fees paid to TBCAM or Dreyfus or its affiliates by the mutual funds managed by TBCAM (or Dreyfus or its affiliates) that were reported in the same Lipper category as the fund (the “Similar Funds”). Dreyfus’ representatives also reviewed the fees paid by institutional separate accounts managed by TBCAM (the “Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) that have similar investment objectives and policies as the fund. Dreyfus does not manage any international small cap separate accounts or wrap fee accounts.The Manager’s representatives explained the nature of each Similar Account and the differences, from Dreyfus’ and TBCAM’s perspective (as applicable), in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermedi-aries.The Board analyzed the differences in fees paid to TBCAM and discussed the relationship of the management fees paid in light of the

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

services provided. Dreyfus’ representatives advised the Board that the management fees for the Separate Accounts reflected TBCAM’s independent pricing and cost structures. The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee and sub-advisory fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus for the fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, that was prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund sharehold-ers.The Board members also considered potential benefits to TBCAM from acting as investment adviser to the fund and noted the soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Administration Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services and that a discussion of

38

economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It was noted that the profitability percentage for Dreyfus was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. Because TBCAM became investment adviser to the fund on August 1, 2007, meaningful profitability percentages with respect to TBCAM acting as investment adviser to the fund were not available, and such information was not considered at this meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Investment Advisory Agreement and Administration Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  As to the fund’s performance, the Board noted the fund’s stronger relative performance record in prior years and the portfolio man- ager’s explanation for recent, less competitive, relative performance results, and noted its expectation for improved performance results in the future.
  The Board concluded that the total investment advisory and admin- istrative fee paid to TBCAM and Dreyfus, respectively, by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to TBCAM or Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by TBCAM and Dreyfus in connection with the investment advisory fee and administrative fee rates charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement for a shorter six-month period, through May 31, 2009, noting that the six-month re-approval period offered the Board time for each fund to demonstrate improved relative performance.

40

For More Information

Dreyfus International Equity Fund
200 Park Avenue
New York, NY 10166

Investment Adviser
The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DIEAX	Class B: DIEBX	Class C: DIECX
	Class I: DIERX		

© 2009 MBSC Securities Corporation

0720SA0309

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Financial Futures
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
35	Information About the Review and Approval of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
International Small
Cap Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present this semiannual report for Dreyfus International Small Cap Fund, covering the six-month period from October 1, 2008, through March 31, 2009.

The reporting period has been one of the most challenging for the U.S. economy, which has undoubtedly affected the global financial markets. The bankruptcy of Lehman Brothers in mid-September 2008 triggered a cascading global economic decline that affected both industrialized and emerging economies throughout the world.As the credit crisis dried up the availability of funding for businesses and consumers, international trade activity slumped, commodity prices plummeted, investors de-leveraged their portfolios, companies liquidated inventories, unemployment surged and corporate earnings sagged.

On the heels of a –6.3% annualized U.S. economic growth rate in the fourth quarter of 2008, we expect another sharp decline for the first quarter of 2009. However, our Chief Economist anticipates that the U.S. recession may reach a trough around the third quarter of this year, followed by a slow recovery. Indeed, an unprecedented and concerted worldwide effort has signaled that most developed markets are intent to do whatever it takes to forestall the economic slowdown, including interest-rate reductions by the ECB, the U.K and Japan, as well as massive monetary and fiscal stimulus and support for troubled financial institutions. Although times seem dire now, we believe it is always appropriate to maintain a long-term investment focus and to discuss any investment modifications with your financial adviser.Together, you can prepare for the risks that lie ahead and position your assets to perform in this current market downturn, and in the future.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation April 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2008, through March 31, 2009, as provided by William Patzer and Mark Bogar, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2009, Dreyfus International Small Cap Fund’s Class A shares produced a total return of –33.64%, Class B shares produced a total return of –33.85%, Class C shares produced a total return of –33.83% and Class I shares produced a total return of –33.50%.1 In comparison, the fund’s benchmark, the Standard & Poor’s Developed Ex-U.S. Small Cap Index (the “Index”), produced a total return of –31.94% for the same period.2

Global economic instability created a significantly negative impact on small-capitalization equities during the reporting period. Although the fund suffered in kind with the falling markets, it underperformed its benchmark primarily due to weak security selections in Japan, Greece and Australia.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of its assets in stocks that are located in the foreign countries represented in the Index, but it also may invest up to 25% of assets in securities of issuers located in emerging markets.

We employ a “bottom-up” investment process that emphasizes individual stock selection and the construction of a diversified portfolio through quantitative models and traditional qualitative analysis.

Economic and Financial Crises Roiled Equity Markets

A deteriorating global economy — battered by an intensifying credit crisis, evaporating production demand, plummeting commodities prices and slackened consumer spending — caused equity markets to hemorrhage value during the last quarter of 2008. However, in the first quarter of 2009, central banks and governments intervened to stimulate their national economies.These measures energized equity markets late in the reporting period, sparking a rally that offset some previous declines.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Lagging Stock Selection Hurt Relative Performance

Japan was, by far, the worst relative performer for the fund. A large export-oriented country, Japan was hurt by an abrupt slowdown in manufacturing activity, depressed consumer spending and a strengthening yen, and the fund’s exposure to these faltering exporters dampened its return. Greek consumer staples firms also detracted from the fund’s performance.

The main detractor in the fund’s materials sector was Australian scrap metal leader Sims Metal Management, which was adversely affected by declining prices in the metals industry. U.K. packaging companies Mondi and Rexam felt pressure as global trade slowed. Japanese real-estate investment trusts and property management companies detracted from performance in the financials segment, as the Japanese real estate market continued to incur damage throughout the reporting period. Key detractors in the consumer staples area included Greece’s Alapis Holding, Industrial and Commercial S.A., which plummeted when the household products firm experienced uncertainty surrounding an acquisition. Cosmetic and household product manufacturer Sarantis fell along with the Greek market decline. House Food Corporation also undermined the fund’s results as the Japanese food manufacturer’s stock sank when investors began moving away from relatively defensive stocks.

Although the fund posted negative absolute returns, it had relatively strong contributions from investments in a number of regions. In France, performance was due to strong stock selection in the consumer discretionary sector. Returns from Germany were buoyed by information technology and industrials stocks. Strategic purchases among Canadian industrial firms, such as WestJet Airlines, also aided the fund, as did Crescent Point Energy Trust, which performed solidly despite the falling energy prices.

British consumer discretionary companies Thomas Cook Group and TUI Travel saw stability in summer travel bookings among Europeans as well as benefits from their asset-light business model. Domino’s Pizza UK posted a relatively strong return as consumers sought lower cost dining alternatives. French media companies Havas and Publicis Groupe outperformed competitors due to both firms’ diversification and global reach. Germany’s Software AG and Wincor Nixdorf bested the benchmark’s return in the information technology sector, and Norway’s videoconferencing giant Tandberg saw solid demand despite the slowing business spending environment.

The fund’s outperformance in the industrials area was owed primarily to German aircraft engine manufacturer MTU Aero Engines Holding, which benefited from recurring revenues from aircraft replacement parts and servicing, as well as resilient trends in its military business line.

Cautiously Optimistic for the Longer Term

Despite reductions in global economic growth forecasts for some of the world’s major nations, the small-capitalization market began to see positive returns in the last weeks of the reporting period based on early signs of potential economic stabilization and some encouraging earnings reports. Incentives from governments and industries may help stimulate commercial and consumer spending,which could aid small-cap firms and revive confidence in equities.With this in mind,we have repositioned the fund to favor stocks that we believe have elements of downside protection due to lower, sustainable debt profiles, yet have attractive valuations and strong earnings recovery potential when markets stabilize and improve. We are avoiding exposure to businesses which, after various industry pricing busts, have shown poor capital structure or credit pro-files.We have focused instead on firms with good recovery and growth prospects, and we have continued to seek stocks that combine sustainable business momentum and valuation regardless of the market environment.

April 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
2	SOURCE: Standard & Poor’s — Reflects net reinvestment of dividends and, where applicable, capital gain distributions.The S&P Developed Ex-U.S. Small Cap Index captures the bottom 15% of companies in the developed countries excluding the U.S. within the S&P Global Broad Market Index, with a float adjusted market capitalization US$100 million or greater and a minimum annual trading liquidity of US$50 million.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Small Cap Fund from October 1, 2008 to March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2009
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.22	$ 9.57	$ 9.45	$ 5.02
Ending value (after expenses)	$663.60	$661.50	$661.70	$665.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2009
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 7.54	$ 11.60	$ 11.45	$ 6.09
Ending value (after expenses)	$1,017.45	$1,013.41	$1,013.56	$1,018.90

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.31% for Class B, 2.28% for Class C and 1.21% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS March 31, 2009 (Unaudited)

Common Stocks—93.6%	Shares	Value ($)
Australia—2.9%
Australian Worldwide Exploration	79,620	133,465
CFS Retail Property Trust	93,970	106,600
Computershare	22,785	139,300
Downer EDI	42,460	131,879
Goodman Fielder	150,660	109,717
Iluka Resources	37,410 [a]	105,096
Metcash	51,510	144,917
		870,974
Belgium—.8%
Bekaert	1,720	116,065
Cofinimmo	1,100	117,283
		233,348
Canada—7.7%
Altagas Income Trust	7,860	88,836
Biovail	11,610	126,248
Cogeco Cable	6,300	157,400
Crescent Point Energy Trust	11,116	232,406
Emera	16,360	246,931
First Quantum Minerals	6,350	178,795
Gran Tierra Energy	46,834 [a]	119,611
HudBay Minerals	38,920 [a]	182,438
IAMGOLD	17,420	150,325
Laurentian Bank of Canada	7,580	159,921
Red Back Mining	36,010 [a]	232,774
Rona	9,050 [a]	85,203
Silver Standard Resources	7,930 [a]	129,064
Sino-Forest	18,340 [a]	127,862
Westjet Airlines, Cl. VV	14,850 [a]	136,863
		2,354,677
China—.6%
Zhejiang Expressway, Cl. H	244,000	177,922
Finland—1.2%
Konecranes	7,000	117,183
Outotec	9,770	167,967
Tietoenator	9,300	96,500
		381,650

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France—8.4%
Cap Gemini	4,345	139,817
CNP Assurances	2,780	175,442
Eutelsat Communications	6,150 [a]	130,735
Faiveley	1,780	130,070
Fonciere des Regions	1,753	82,343
Havas	81,306	209,565
Ipsen	3,973	153,025
Ipsos	7,110	156,810
Neopost	1,330	103,204
Publicis Groupe	10,542	270,599
Scor	14,170	291,714
Societe BIC	2,120	104,202
Technip	7,010	247,833
Teleperformance	7,688	211,640
Unibail-Rodamco	997	141,244
		2,548,243
Germany—6.4%
Adidas	3,210	106,876
Deutsche Euroshop	4,695	135,360
Deutsche Lufthansa	12,668	137,507
Fielmann	2,610	160,761
Lanxess	11,070	188,699
MTU Aero Engines Holding	7,090	166,165
Puma	740	112,346
Rheinmetall	3,470	118,069
Salzgitter	3,410	190,645
Software	2,610	186,040
Tognum	19,040	165,946
Vossloh	852	90,433
Wincor Nixdorf	4,350	197,136
		1,955,983
Greece—.5%
Public Power	5,800	104,800
Sarantis	11,934	41,542
		146,342

Common Stocks (continued)	Shares	Value ($)
Hong Kong—1.5%
China Agri-Industries Holdings	468,000 [a]	222,867
Neo-China Land Group Holdings	962,100 [b]	93,099
Pacific Basin Shipping	334,000	152,019
Peace Mark Holdings	778,000 [b]	0
		467,985
Ireland—.8%
DCC	15,221	230,538
Italy—4.7%
ACEA	14,929	178,513
Banca Popolare di Milano	45,804	228,208
Benetton Group	32,670	212,904
Buzzi Unicem	14,009	157,182
DiaSorin	5,050	112,920
Parmalat	174,010	358,576
Recordati	32,300	175,947
		1,424,250
Japan—25.1%
Air Water	20,700	181,305
Amada	27,000	142,297
Asics	12,000	83,865
Bank of Kyoto	15,000	127,853
Bank of Yokohama	30,000	128,888
Chiba Bank	30,000	149,643
Chiyoda	10,800	152,115
Circle K Sunkus	11,600	165,263
COMSYS Holdings	25,000	210,485
Daifuku	29,000	157,263
Daito Trust Construction	1,900	63,690
Disco	4,300	106,501
F.C.C	8,200	84,738
Fukuoka Financial Group	34,000	104,598
Gourmet Navigator	42	84,140
Hogy Medical	2,806	153,074
Hokuhoku Financial Group	104,000	190,949
House Foods	10,900	151,621

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Japan Aviation Electronics Industry	21,000	104,207
Japan Excellent	19	68,552
Kansai Paint	38,000	213,299
Keihin	27,400	296,068
Kinden	21,000	170,635
Kuroda Electric	38,000	209,997
KYORIN Co.	10,000	124,064
Kyowa Exeo	12,000	97,755
Lintec	9,100	113,150
Matsui Securities	30,400	199,977
Matsumotokiyoshi Holdings	7,400	118,758
MegaChips	5,200	83,201
Mitsumi Electric	14,600	213,490
NET One Systems	91	120,070
NSD	12,800	81,592
Pacific Metals	24,000	106,561
Pigeon	6,500	161,609
Point	5,040	227,285
Seino Holdings	54,000	260,437
Shimachu	9,000	151,141
Shimano	2,400	73,105
Shinko Electric Industries	14,500	140,061
Shinko Plantech	22,900	143,361
SKY Perfect JSAT Holdings	274	104,445
Star Micronics	13,400	124,335
Tokai Rika	11,200	112,817
Tokuyama	17,000	109,360
Tokyo Ohka Kogyo	8,700	121,714
Tokyu REIT	22	118,211
Top REIT	32	117,012
Toshiba Machine	72,000	214,987
Towa Pharmaceutical	2,300	96,190
Toyo Engineering	58,000	171,879
Tsumura & Co.	3,600	92,935
Yamaguchi Financial Group	15,600	146,858
Yokohama Rubber	43,000	180,672
		7,628,078

Common Stocks (continued)	Shares	Value ($)
Netherlands—2.0%
Gemalto	5,650 [a]	161,392
Imtech	14,249	196,128
Koninklijke Vopak	2,620 [a]	104,881
Wereldhave	2,260 [a]	158,134
		620,535
Norway—.8%
Tandberg	8,200	120,922
TGS Nopec Geophysical	14,600 [a]	113,842
		234,764
Singapore—.7%
ComfortDelgro	163,000	145,854
Singapore Petroleum	35,700	66,824
		212,678
South Korea—4.2%
CJ Home Shopping	6,643	267,326
Daegu Bank	15,800	83,825
Honam Petrochemical	2,724	117,538
Kiwoom Securities	2,684	88,777
Korea Plant Service & Engineering	8,470	189,538
LG Fashion	11,990	158,372
NCsoft	1,748	118,217
Youngone	16,670	104,752
Yuhan	1,223	163,667
		1,292,012
Spain—2.9%
Bankinter	15,940	168,788
Corporacion Financiera Alba	7,358	276,657
Enagas	7,130	101,076
Laboratorios Almirall	21,752	188,427
Prosegur Cia de Seguridad	5,530	149,001
		883,949
Sweden—.5%
Elekta, Cl. B	14,680	147,793
Switzerland—5.3%
Actelion	4,290 [a]	195,788
Adecco	8,002	250,120
Baloise Holding	2,490	159,357

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Banque Cantonale Vaudoise	790	262,165
Kuoni Reisen Holding	806	195,428
PSP Swiss Property	5,562 [a]	234,539
Schindler Holding	6,350	299,844
		1,597,241
United Kingdom—16.2%
Aggreko	22,310	157,416
AMEC	16,130	123,473
Amlin	42,610	210,317
Asos	61,770 [a]	266,999
Autonomy	7,730 [a]	144,742
Balfour Beatty	42,010	197,711
Beazley Group	94,241	116,290
Bellway	8,130	79,032
Catlin Group	33,680	151,259
Charter International	42,050	275,128
Close Brothers Group	16,836	129,723
Croda International	29,110	221,372
Dana Petroleum	5,818 [a]	92,745
Davis Service Group	28,620	107,488
De La Rue	7,941	110,753
Domino’s Pizza UK & IRL	72,190	232,799
Halfords Group	25,210	105,714
Halma	42,600	101,008
IG Group Holdings	41,290	103,826
Inmarsat	27,240	191,224
Interserve	47,458	126,656
Jardine Lloyd Thompson Group	29,890	188,062
London Stock Exchange Group	15,480	125,605
Persimmon	25,340	125,620
Regus	154,750	163,201
Spectris	17,470	100,894
Spirent Communications	233,860	166,099
SSL International	23,780	153,201
Thomas Cook Group	88,550	304,933

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Tui Travel	72,768	238,840
Vedanta Resources	10,670	103,418
		4,915,548
United States—.4%
SPDR DJ EURO STOXX 50 Fund	4,890	132,764
Total Common Stocks
(cost $36,893,336)		28,457,274

Other Investment—5.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,557,000)	1,557,000 [c]	1,557,000

Total Investments (cost $38,450,336)	98.7%	30,014,274
Cash and Receivables (Net)	1.3%	379,400
Net Assets	100.0%	30,393,674

a	Non-income producing security.
b	Illiquid securities.At the period end, the value of these securities amounted to $93,099 or 0.3% of net assets.The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	21.3	Consumer Staples	4.9
Financial	17.6	Energy	4.5
Consumer Discretionary	17.1	Utilities	2.1
Materials	9.6	Telecommunication Services	.6
Information Technology	9.3	Exchange Traded Fund	.4
Health Care	6.2
Money Market Investment	5.1		98.7

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF FINANCIAL FUTURES
March 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2009 ($)
Financial Futures Long
DJ Euro Stoxx 50	42	1,112,121	June 2009	32,308
Topix Index	5	392,484	June 2009	(1,481)
				30,827

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			36,893,336	28,457,274
Affiliated issuers			1,557,000	1,557,000
Cash				15,845
Cash denominated in foreign currencies			182,786	187,167
Due from broker				185,000[a]
Dividends and interest receivable				242,891
Receivable for shares of Beneficial Interest subscribed				31,206
Prepaid expenses				90,358
				30,766,741
Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)				112,486
Payable for investment securities purchased				132,878
Payable for futures variation margin—Note 4				51,791
Payable for shares of Beneficial Interest redeemed				25,239
Accrued expenses				50,673
				373,067
Net Assets ($)				30,393,674
Composition of Net Assets ($):
Paid-in capital				77,582,899
Accumulated distributions in excess of investment income—net				(9,024)
Accumulated net realized gain (loss) on investments				(38,762,741)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$30,827 net unrealized appreciation on finanical futures)				(8,417,460)
Net Assets ($)				30,393,674

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	18,249,968	3,015,860	7,463,058	1,664,788
Shares Outstanding	2,586,447	438,050	1,070,438	231,623
Net Asset Value Per Share ($)	7.06	6.88	6.97	7.19

a Represents collateral for open financial futures positions.
See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $33,974 foreign taxes withheld at source):
Unaffiliated issuers	346,852
Affiliated issuers	684
Total Income	347,536
Expenses:
Investment advisory fee—Note 3(a)	180,888
Custodian fees—Note 3(c)	127,734
Shareholder servicing costs—Note 3(c)	101,665
Distribution fees—Note 3(b)	48,037
Registration fees	26,179
Professional fees	23,795
Administration fee—Note 3(a)	18,089
Prospectus and shareholders’ reports	12,167
Trustees’ fees and expenses—Note 3(d)	2,951
Loan commitment fees—Note 2	1,369
Interest expense—Note 2	846
Miscellaneous	23,391
Total Expenses	567,111
Less—reduction in expenses due to undertaking—Note 3(a)	(246,355)
Less—reduction in fees due to earnings credits—Note 1(c)	(2,957)
Net Expenses	317,799
Investment Income—Net	29,737
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(27,675,826)
Net realized gain (loss) on financial futures	(223,839)
Net realized gain (loss) on forward currency exchange contracts	34,490
Net Realized Gain (Loss)	(27,865,175)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $52,453
net unrealized appreciation on financial futures)	8,243,618
Net Realized and Unrealized Gain (Loss) on Investments	(19,621,557)
Net (Decrease) in Net Assets Resulting from Operations	(19,591,820)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Operations ($):
Investment income—net	29,737	772,181
Net realized gain (loss) on investments	(27,865,175)	(3,940,355)
Net unrealized appreciation
(depreciation) on investments	8,243,618	(60,531,592)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(19,591,820)	(63,699,766)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(678,737)	(1,531,481)
Class B Shares	(34,730)	(43,406)
Class C Shares	(29,182)	(6,944)
Class I Shares	(21,303)	(9,671)
Class T Shares	(6,307)	(8,572)
Net realized gain on investments:
Class A Shares	(31,370)	(52,312,363)
Class B Shares	(5,163)	(5,588,946)
Class C Shares	(13,375)	(19,219,791)
Class I Shares	(781)	(247,860)
Class T Shares	(354)	(341,410)
Total Dividends	(821,302)	(79,310,444)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	871,941	16,118,394
Class B Shares	18,147	876,710
Class C Shares	58,282	9,171,796
Class I Shares	1,246,936	824,602
Class T Shares	21,713	156,708

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	608,747	41,260,074
Class B Shares	29,585	4,102,006
Class C Shares	23,617	8,756,512
Class I Shares	18,654	240,839
Class T Shares	6,557	310,330
Cost of shares redeemed:
Class A Shares	(8,989,211)	(94,201,219)
Class B Shares	(779,472)	(5,349,241)
Class C Shares	(3,037,944)	(29,186,739)
Class I Shares	(99,352)	(355,504)
Class T Shares	(280,547)	(349,217)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(10,282,347)	(47,623,949)
Total Increase (Decrease) in Net Assets	(30,695,469)	(190,634,159)
Net Assets ($):
Beginning of Period	61,089,143	251,723,302
End of Period	30,393,674	61,089,143
Undistributed (distributions in excess of)
investment income—net	(9,024)	731,498

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	115,520	938,905
Shares issued for dividends reinvested	77,252	2,472,141
Shares redeemed	(1,151,139)	(5,434,830)
Net Increase (Decrease) in Shares Outstanding	(958,367)	(2,023,784)
Class Bb
Shares sold	2,455	54,677
Shares issued for dividends reinvested	3,837	254,952
Shares redeemed	(103,343)	(326,360)
Net Increase (Decrease) in Shares Outstanding	(97,051)	(16,731)
Class C
Shares sold	7,517	554,765
Shares issued for dividends reinvested	3,028	540,192
Shares redeemed	(402,398)	(1,690,185)
Net Increase (Decrease) in Shares Outstanding	(391,853)	(595,228)
Class I
Shares sold	171,661	51,635
Shares issued for dividends reinvested	2,323	14,134
Shares redeemed	(12,906)	(19,736)
Net Increase (Decrease) in Shares Outstanding	161,078	46,033
Class Tc
Shares sold	3,018	6,873
Shares issued for dividends reinvested	839	18,791
Shares redeemed	(38,086)	(21,290)
Net Increase (Decrease) in Shares Outstanding	(34,229)	4,374

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	During the period ended March 31, 2009 4,343 Class B shares representing $36,344 were automatically converted to 4,170 Class A shares and during the period ended September 30, 2008, 24,925 Class B shares representing $400,914 were automatically converted to 24,038 Class A shares.
c	On the close of business on February 4, 2009, 33,589 Class T shares representing $244,191 were automatically converted to 33,314 Class A shares.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2009			Year Ended September 30,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.95	30.84	26.58	21.80	15.78	12.07
Investment Operations:
Investment income—net[a]	.02	.14	.07	.12	.18	.11
Net realized and unrealized
gain (loss) on investments	(3.66)	(8.64)	6.06	4.85	5.86	3.69
Total from Investment Operations	(3.64)	(8.50)	6.13	4.97	6.04	3.80
Distributions:
Dividends from
investment income—net	(.24)	(.32)	(.12)	(.03)	(.02)	(.03)
Dividends from net realized
gain on investments	(.01)	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Total Distributions	(.25)	(11.39)	(1.87)	(.19)	(.02)	(.09)
Net asset value, end of period	7.06	10.95	30.84	26.58	21.80	15.78
Total Return (%)[c]	(33.64)[d]	(40.22)	23.81	22.95	38.33	31.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.88[e]	2.00	1.58[f]	1.58[f]	1.84[f]	4.19[f]
Ratio of net expenses
to average net assets	1.48[e]	1.50	1.54[f]	1.50[f]	1.63[f]	1.69[f]
Ratio of net investment income
to average net assets	.41[e]	.79	.25[f]	.47[f]	.85[f]	.79[f]
Portfolio Turnover Rate	77.89[d]	153.03	61.67[d,g]	—	—	—
Net Assets, end of period
($ x 1,000)	18,250	38,831	171,725 241,847		96,397	4,363

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”) allocated expenses.
g	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

Six Months Ended
March 31, 2009			Year Ended September 30,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.52	30.01	26.00	21.46	15.62	11.99
Investment Operations:
Investment income (loss)—net[a]	(.01)	.03	(.16)	(.09)	.02	.00[b]
Net realized and unrealized
gain (loss) on investments	(3.55)	(8.36)	5.92	4.79	5.82	3.70
Total from Investment Operations	(3.56)	(8.33)	5.76	4.70	5.84	3.70
Distributions:
Dividends from
investment income—net	(.07)	(.09)	—	—	—	(.01)
Dividends from net realized
gain on investments	(.01)	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Total Distributions	(.08)	(11.16)	(1.75)	(.16)	(.00)[b]	(.07)
Net asset value, end of period	6.88	10.52	30.01	26.00	21.46	15.62
Total Return (%)[c]	(33.85)[d]	(40.64)	22.83	21.97	37.47	30.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.42[e]	2.85	2.39[f]	2.39[f]	2.68[f]	4.93[f]
Ratio of net expenses
to average net assets	2.29[e]	2.31	2.34[f]	2.25[f]	2.38[f]	2.44[f]
Ratio of net investment income
(loss) to average net assets	(.34)[e]	.16	(.56)[f]	(.36)[f]	.10[f]	.02[f]
Portfolio Turnover Rate	77.89[d]	153.03	61.67[d,g]	—	—	—
Net Assets, end of period
($ x 1,000)	3,016	5,628	16,563	16,681	10,961	2,202

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”) allocated expenses.
g	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2009			Year Ended September 30,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.58	30.01	25.99	21.46	15.62	11.99
Investment Operations:
Investment income (loss)—net[a]	(.01)	.01	(.15)	(.08)	.04	.00[b]
Net realized and unrealized
gain (loss) on investments	(3.57)	(8.37)	5.92	4.77	5.80	3.69
Total from Investment Operations	(3.58)	(8.36)	5.77	4.69	5.84	3.69
Distributions:
Dividends from
investment income—net	(.02)	(.00)[b]	—	—	—	(.00)[b]
Dividends from net realized
gain on investments	(.01)	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Total Distributions	(.03)	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Net asset value, end of period	6.97	10.58	30.01	25.99	21.46	15.62
Total Return (%)[c]	(33.83)[d]	(40.68)	22.88	21.97	37.40	30.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.69[e]	2.76	2.34[f]	2.36[f]	2.61[f]	4.93[f]
Ratio of net expenses
to average net assets	2.26[e]	2.28	2.30[f]	2.25[f]	2.38[f]	2.44[f]
Ratio of net investment income
(loss) to average net assets	(.36)[e]	.03	(.52)[f]	(.31)[f]	.10[f]	.02[f]
Portfolio Turnover Rate	77.89[d]	153.03	61.67[d,g]	—	—	—
Net Assets, end of period
($ x 1,000)	7,463	15,468	61,753	71,853	34,078	1,055

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”) allocated expenses.
g	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

Six Months Ended
March 31, 2009			Year Ended September 30,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	11.22	31.33	26.84	21.97	15.84	12.07
Investment Operations:
Investment income—net[b]	.06	.29	.21	.27	.22	.14
Net realized and unrealized
gain (loss) on investments	(3.78)	(8.90)	6.21	4.80	5.94	3.73
Total from Investment Operations	(3.72)	(8.61)	6.42	5.07	6.16	3.87
Distributions:
Dividends from
investment income—net	(.30)	(.43)	(.18)	(.04)	(.03)	(.04)
Dividends from net realized
gain on investments	(.01)	(11.07)	(1.75)	(.16)	(.00)[c]	(.06)
Total Distributions	(.31)	(11.50)	(1.93)	(.20)	(.03)	(.10)
Net asset value, end of period	7.19	11.22	31.33	26.84	21.97	15.84
Total Return (%)	(33.50)[d]	(39.96)	24.70	23.24	38.98	32.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.51[e]	1.82	1.23[f]	1.31[f]	1.68[f]	3.94[f]
Ratio of net expenses
to average net assets	1.17[e]	1.21	1.22[f]	1.25[f]	1.38[f]	1.44[f]
Ratio of net investment income
to average net assets	1.83[e]	1.80	.69[f]	1.05[f]	1.11[f]	1.00[f]
Portfolio Turnover Rate	77.89[d]	153.03	61.67[d,g]	—	—	—
Net Assets, end of period
($ x 1,000)	1,665	792	768	7,512	414	139

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”) allocated expenses.
g	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1— Significant Accounting Policies:

Dreyfus International Small Cap Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is long-term growth of capital. The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), and an affiliate of TBCAM, serves as the fund’s Administrator.

At a meeting of the fund’s Board of Trustees held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the names of the Company and the fund from “Dreyfus Premier Stock Funds” and “Dreyfus Premier International Small Cap Fund” to “Dreyfus Stock Funds” and “Dreyfus International Small Cap Fund”, respectively.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	19,364,625	10,556,550	93,099	30,014,274
Other Financial
Instruments†	32,308	—	—	32,308
Liabilities ($)
Other Financial
Instruments†	(1,481)	—	—	(1,481)

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in
Securities ($)
Balance as of 9/30/2008	340,409
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(247,310)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 3/31/2009	93,099

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2008 was as follows: ordinary income $5,629,100 and long-term capital gains $73,681,344. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under both Facilities during the period ended March 31, 2009 was $82,900, with a related weighted average annualized interest rate of 2.05%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with TBCAM, the investment advisory fee is computed at the annual rate of 1% of the value of the funds average daily net assets and is payable monthly.

Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares, to assume the expenses of each class so that such expenses do not exceed the annual rates of expenses of 1.50% for Class A, 2.31% for Class B, 2.28% for Class C, and 1.21% for Class I, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class. The reduction in expenses, pursuant to the undertaking, amounted to $246,355 during the period ended March 31, 2009.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended March 31, 2009, the fund was charged $18,089 pursuant to the administration agreement.

During the period ended March 31, 2009, the Distributor retained $362 and $1 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $7,800 and $745 from CDSCs on redemptions of the funds Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2009, Class B, Class C and Class T shares were charged $13,187, $34,628 and $222, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2009, Class A, Class B, Class C and Class T shares were charged $28,116, $4,395, $11,531 and $222, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2009, the fund was charged $30,346 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2009, the fund was charged $2,957 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2009, the fund was charged $127,734 pursuant to the custody agreement.

During the period ended March 31, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $24,848, administration fees $2,485, Rule 12b-1 distribution plan fees $6,530, shareholder services plan fees $5,925, custodian fees $97,090, chief compliance officer fees $2,394 and transfer agency per account fees $8,675, which are offset against an expense reimbursement currently in effect in the amount of $35,461.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended March 31, 2009, redemption fees charged and retained by the fund amounted to $532.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended March 31, 2009, amounted to $29,052,880 and $41,543,565, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at March 31, 2009, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.At March 31, 2009, the fund had no open forward currency exchange contracts outstanding.

At March 31, 2009, accumulated net unrealized depreciation on investments was $8,436,062, consisting of $1,103,940 gross unrealized appreciation and $9,540,002 gross unrealized depreciation.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Investment Advisory Agreement, pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s separate Administration Agreement with Dreyfus, pursuant to which Dreyfus provides administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information.The Board also discussed the nature, extent, and quality of the services provided to the fund by TBCAM and Dreyfus pursuant to the fund’s Investment Advisory and Administration Agreements, respectively. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships that Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered TBCAM’s research and portfolio management capabilities and that Dreyfus provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered TBCAM’s and Dreyfus’ separate and extensive administrative, accounting, and compliance infrastructures.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Investment Advisory Fee and Administration Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s total investment advisory fee and administration fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper, all for various periods ended August 31, 2008. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s total returns to the returns of the fund’s benchmark index for the past four calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was less than two basis points higher than the Expense Group median, and that the fund’s actual management fee was lower than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians, noting also TBCAM’s undertaking during the past year to waive receipt of a portion of its management fee.

With respect to the fund’s performance, the Board noted that the fund achieved total returns lower than the Performance Group median for each reported time period up to 3 years and Performance Universe medians for each reported time period up to 4 years and higher than the Performance Group median for the reported 4-year and 5-year periods and Performance Universe median for the reported 5-year period.The Board further noted that the fund’s total return was higher than the return of the fund’s benchmark index for 3 of the past 4 calendar years (lower only in the most recent calendar year).The Board received a presentation from the fund’s primary portfolio manager regarding the factors which, over the past year, influenced the fund’s performance results.The Board expressed concern over the decline in the fund’s shorter-term performance rankings and performance over the past year and, while noting the fund’s more successful track record in prior years, also stated its expectation for improved performance results in the future.

Representatives of Dreyfus reviewed with the Board members the fees paid to TBCAM or Dreyfus or its affiliates by the one mutual fund managed by TBCAM (or Dreyfus or its affiliates) that were reported in the same Lipper category as the fund (the “Similar Fund”). Dreyfus’ representatives also reviewed the fees paid by institutional separate accounts managed by TBCAM (the “Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) that have similar investment objectives and policies as the fund. Dreyfus does not manage any international small cap separate accounts or wrap fee accounts. The Manager’s representatives explained the nature of each Similar Account and the differences, from Dreyfus’ and TBCAM’s perspective (as applicable), in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed the differences in fees paid to TBCAM and discussed the relationship of the management fees paid in light of the services provided. Dreyfus’

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

representatives advised the Board that the management fees for the Separate Accounts reflected TBCAM’s independent pricing and cost structures.The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee and sub-advisory fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus for the fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, that was prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund sharehold-ers.The Board members also considered potential benefits to TBCAM from acting as investment adviser to the fund and noted the soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Administration Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It was noted that the profitability percentage for Dreyfus was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. Because TBCAM became investment adviser to the fund on August 1, 2007, meaningful profitability percentages with respect to TBCAM acting as investment adviser to the fund were not available, and such information was not considered at this meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Investment Advisory Agreement and Administration Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  As to the fund’s performance, the Board noted the fund’s stronger relative performance record in prior years and the portfolio man- ager’s explanation for recent, less competitive, relative performance results, and noted its expectation for improved performance results in the future.
  The Board concluded that the total investment advisory and admin- istrative fee paid to TBCAM and Dreyfus, respectively, by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to TBCAM or Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by TBCAM and Dreyfus in connection with the investment advisory fee and administrative fee rates charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement for a shorter six-month period, through May 31, 2009, noting that the six-month re-approval period offered the Board time for each fund to demonstrate improved relative performance.

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
31	Information About the Review
and Approval of the Fund’s Investment
Advisory and Administration Agreements

FOR MORE INFORMATION
Back Cover

Dreyfus Small Cap Equity Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present this semiannual report for Dreyfus Small Cap Equity Fund, covering the six-month period from October 1, 2008, through March 31, 2009.

The reporting period has been one of the most challenging for the U.S. economy and virtually all sectors and capitalization ranges of the stock markets. A relatively mild economic downturn over the first several months of 2008 was severely exacerbated in mid-September 2008, when the bankruptcy of Lehman Brothers triggered a cascading global economic decline.As the credit crisis dried up the availability of funding for businesses and consumers, international trade activity slumped, commodity prices plummeted, the U.S. and global economies entered a period of intense inventory liquidation, and unemployment surged. On the heels of a –6.3% annualized U.S. economic growth rate in the fourth quarter of 2008, we expect another sharp decline for the first quarter of 2009. However, our Chief Economist anticipates that the U.S. recession may reach a trough around the third quarter of this year, followed by a slow recovery. Indeed, the U.S. government and monetary authorities have signaled their intent to do whatever it takes to forestall a depression or a deflationary spiral, including historically low interest rates, mortgage modification programs, massive monetary and fiscal stimulus and support for troubled financial institutions.Although times seem dire now, we believe it is always appropriate to maintain a long-term investment focus and to discuss any investment modifications with your financial adviser. Together, you can prepare for the risks that lie ahead and position your assets to perform in this current market downturn, and in the future.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

As always, we thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation April 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of October 1, 2008, through March 31, 2009, as provided by Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Edward R.Walter, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2009, Dreyfus Small Cap Equity Fund’s Class A shares produced a total return of –29.70%, Class B shares returned –29.83%, Class C shares returned –29.83% and Class I shares returned –29.46%.1 The fund’s benchmark, the Russell 2500 Value Index, achieved a total return of –37.12% for the same period.2

Stocks across all investment styles, market sectors and capitalization ranges fell sharply, particularly over the fourth quarter of 2008, due to intensifying financial and economic crises.The fund produced higher returns than its benchmark, primarily due to good security selections in the industrials sector.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund invests, under normal circumstances, at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies.

We seek to identify companies with stocks trading at prices below their intrinsic values.We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position and expected business growth relative to its industry.We focus primarily on individual stock selection to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that may trigger a price increase.

Financial Crisis and Recession Roiled Stock Markets

Stocks plummeted during the reporting period as a global credit crisis intensified and a U.S. recession deepened. Slumping housing markets, rising unemployment, plunging consumer confidence and the failures of several major financial institutions led to indiscriminate selling pressure

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in equity markets over the first half of the reporting period. By the start of 2009, the markets appeared to begin to differentiate between fundamentally sound companies and those with less favorable characteristics. However, market averages continued to fall until March, when a strong rally offset a portion of the market’s previous weakness.

Our “Bottom-Up” Approach Cushioned Losses

The fund’s absolute performance suffered along with the overall market under these difficult conditions. However, our security selection process enabled the fund to outperform its benchmark.

Most notably, the fund’s performance in the hard-hit industrials sector was bolstered by our focus on engineering and construction firms expected to benefit from massive infrastructure spending as part of the U.S. government’s stimulus package.As a result, heavy civil construction contractor Granite Construction and industrial engineering and construction firm URS Corporation produced positive absolute returns over the reporting period. Commercial services provider Brinks fared relatively well due to strength in its home security business and a corporate restructuring. In the road & rail segment, trucking and logistics companies Heartland Express and Werner Enterprises held up relatively well, buoying the segment.

The fund also benefited from strong stock selections in the financials sector. Strong stock selection within the commercial banks segment helped shelter the fund from turmoil in the banking sector. With that said, the fund received positive contributions from City National, a smaller regional bank that had little exposure to the credit crisis. Similarly, regional investment firms Raymond James, Lazard, and Investment Technology Group appeared poised to fill the voids left by the struggles of their larger counterparts.The fund also benefited from favorable timing in the purchase of insurance provider Fidelity National.

In the consumer discretionary sector, well-managed restaurant chain Panera Bread fared well as consumers sought less expensive dining alternatives. Automobile parts seller O’Reilly Automotive held up well as consumers attempted to extend the life of existing vehicles instead of buying new ones. We also took advantage of what we regarded as compelling valuation in homebuilder MDC Holdings in the midst of the housing slump. Favorable timing in the purchases of

4

media company DreamWorks Animation SKG and retailer Bed Bath & Beyond also bolstered the fund’s results.

Disappointments during the reporting period included packaging companies Temple Inland and Louisiana Pacific, which suffered from lower sales volumes and as a result were sold by the fund. Electric utilities Hawaiian Electric and Black-Hills Corp., which was sold during the reporting period, reported disappointing earnings. Finally, drug developer KV Pharmaceutical, which was also sold during the reporting period, lost value due to a product recall.

Finding Attractive Valuations in a Distressed Market

As of the reporting period’s end, our research has uncovered what we believe to be attractive valuations among fundamentally sound companies that may have been punished too severely in the downturn.We have found a number of such opportunities in the technology sector, which we expect to benefit from increased demand as corporations seek to increase productivity from smaller workforces. We also have identified several energy companies that could gain value if, as we expect, oil and gas prices rise from current levels due to long-term supply-and-demand dynamics. Finally, certain consumer staples stocks appear attractive at current valuations.

April 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset
Management, LLC. Had these expenses not been absorbed, returns would have been lower.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2500 Value Index is a widely accepted, unmanaged index, which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth value.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Small Cap Equity Fund from October 1, 2008 to March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 5.69	$ 9.25	$ 9.12	$ 4.76
Ending value (after expenses)	$703.00	$701.70	$701.70	$705.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.74	$ 10.95	$ 10.80	$ 5.64
Ending value (after expenses)	$1,018.25	$1,014.06	$1,014.21	$1,019.35

† Expenses are equal to the fund’s annualized expense ratio of 1.34% for Class A, 2.18% for Class B, 2.15% for
Class C, and 1.12% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS March 31, 2009 (Unaudited)

Common Stocks—97.7%	Shares	Value ($)
Consumer Discretionary—14.5%
American Eagle Outfitters	68,050	832,932
Bed Bath & Beyond	16,550 [a,b]	409,612
BorgWarner	32,055	650,716
Brink’s Home Security Holdings	36,890 [b]	833,714
Dick’s Sporting Goods	42,295 [b]	603,550
DreamWorks Animation SKG, Cl. A	10,050 [b]	217,482
Gentex	63,500	632,460
Genuine Parts	14,320	427,595
Gymboree	20,810 [b]	444,294
J Crew Group	45,280 [a,b]	596,790
JoS. A. Bank Clothiers	12,040 [a,b]	334,832
MDC Holdings	34,000	1,058,760
Meredith	25,860 [a]	430,310
O’Reilly Automotive	18,930 [b]	662,739
OfficeMax	71,300	222,456
Panera Bread, Cl. A	16,450 [a,b]	919,555
Ryland Group	50,840	846,994
Thor Industries	26,320 [a]	411,118
Toll Brothers	28,320 [b]	514,291
Tractor Supply	19,910 [a,b]	717,955
Williams-Sonoma	74,290 [a]	748,843
		12,516,998
Consumer Staples—6.7%
BJ’s Wholesale Club	33,960 [a,b]	1,086,380
Casey’s General Stores	25,420	677,697
Corn Products International	23,270	493,324
Ralcorp Holdings	40,870 [b]	2,202,076
Whole Foods Market	78,264 [a]	1,314,835
		5,774,312
Energy—6.8%
Arena Resources	33,760 [b]	860,205
Cabot Oil & Gas	21,144	498,364
CNX Gas	31,625 [b]	749,829
Comstock Resources	12,140 [b]	361,772
Concho Resources	29,550 [b]	756,184
Dril-Quip	22,170 [b]	680,619

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Frontier Oil	33,510	428,593
Patterson-UTI Energy	31,610	283,226
Tidewater	11,290	419,198
Unit	40,510 [b]	847,469
		5,885,459
Exchange Traded Funds—2.5%
iShares Russell 2000 Value Index Fund	54,130	2,135,970
Financial—24.6%
Alexandria Real Estate Equities	12,620 [a]	459,368
Aspen Insurance Holdings	37,750	847,865
BancorpSouth	51,520 [a]	1,073,676
BioMed Realty Trust	29,630	200,595
BOK Financial	15,728	543,402
City National	49,204 [a]	1,661,619
Commerce Bancshares	33,450	1,214,235
Cullen/Frost Bankers	20,473	961,003
Fidelity National Financial, Cl. A	95,601	1,865,176
First American	37,670	998,632
First Horizon National	102,184 [a]	1,097,461
FirstMerit	68,190	1,241,058
Fulton Financial	65,979 [a]	437,441
Hanover Insurance Group	28,420	819,064
Health Care REIT	28,957	885,795
Host Hotels & Resorts	56,190	220,265
Investment Technology Group	45,337 [b]	1,157,000
Jefferies Group	109,970	1,517,586
LaSalle Hotel Properties	29,150 [a]	170,236
Lazard, Cl. A	27,409	805,824
NewAlliance Bancshares	41,096	482,467
ProAssurance	4,590 [b]	213,986
Raymond James Financial	39,200 [a]	772,240
RenaissanceRe Holdings	8,960	442,982
Washington Federal	42,430	563,895
Whitney Holding	48,260 [a]	552,577
		21,205,448

8

Common Stocks (continued)	Shares	Value ($)
Health Care—6.1%
Beckman Coulter	11,240	573,352
Bio-Rad Laboratories, Cl. A	6,170 [b]	406,603
Cerner	11,520 [a,b]	506,534
Henry Schein	5,280 [b]	211,253
Magellan Health Services	25,700 [b]	936,508
Medicis Pharmaceutical, Cl. A	17,380	214,991
MEDNAX	30,370 [b]	895,004
PerkinElmer	48,600	620,622
Sepracor	24,612 [b]	360,812
Universal Health Services, Cl. B	14,020	537,527
		5,263,206
Industrial—13.8%
AGCO	7,760 [b]	152,096
Brink’s	36,890	976,109
Ceradyne	17,654 [b]	320,067
Clean Harbors	12,059 [b]	578,832
Corrections Corp. of America	67,110 [b]	859,679
Curtiss-Wright	45,050	1,263,653
Dun & Bradstreet	5,790	445,830
Granite Construction	24,070 [a]	902,144
Heartland Express	83,440	1,235,746
KBR	17,213	237,712
Landstar System	18,820	629,905
Shaw Group	22,507 [b]	616,917
Spirit Aerosystems Holdings, Cl. A	31,910 [b]	318,143
Triumph Group	12,780	488,196
URS	26,790 [b]	1,082,584
Waste Connections	48,840 [b]	1,255,188
Werner Enterprises	38,166	577,070
		11,939,871
Information Technology—13.4%
Akamai Technologies	37,470 [b]	726,918
Arris Group	62,660 [b]	461,804
Comtech Telecommunications	12,840 [a,b]	318,047
Cymer	24,560 [b]	546,706

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Diebold	26,340	562,359
F5 Networks	28,380 [b]	594,561
Hewitt Associates, Cl. A	30,310 [b]	902,026
Informatica	47,830 [b]	634,226
Ingram Micro, Cl. A	27,570 [b]	348,485
Lam Research	21,510 [b]	489,783
McAfee	18,720 [b]	627,120
Microchip Technology	28,910 [a]	612,603
MKS Instruments	35,590 [b]	522,105
Novellus Systems	51,580 [b]	857,775
SRA International, Cl. A	44,390 [b]	652,533
Sybase	19,151 [b]	580,084
Synopsys	47,124 [b]	976,881
Teradyne	101,280 [b]	443,606
Varian Semiconductor Equipment Associates	35,260 [b]	763,732
		11,621,354
Materials—1.5%
FMC	4,800	207,072
Packaging Corp. of America	59,280	771,826
Reliance Steel & Aluminum	12,140	319,646
		1,298,544
Telecommunication Services—.7%
Telephone & Data Systems	23,400	620,334
Utilities—7.1%
AGL Resources	40,360	1,070,751
Atmos Energy	48,570	1,122,938
Energen	31,138	907,050
EQT	18,180	569,579
IDACORP	27,950	652,912
Nicor	5,950	197,719
Portland General Electric	26,890	472,995
UGI	49,810	1,176,014
		6,169,958
Total Common Stocks
(cost $100,497,914)		84,431,454

10

Other Investment—3.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,322,000)	3,322,000 [c]	3,322,000

Investment of Cash Collateral
for Securities Loaned—11.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $10,274,333)	10,274,333 [c]	10,274,333

Total Investments (cost $114,094,247)	113.4%	98,027,787
Liabilities, Less Cash and Receivables	(13.4%)	(11,635,905)
Net Assets	100.0%	86,391,882

a All or a portion of these securities are on loan.At March 31, 2009, the total market value of the fund’s securities on loan is $10,064,803 and the total market value of the collateral held by the fund is $10,274,333.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	24.6	Consumer Staples	6.7
Money Market Investments	15.7	Health Care	6.1
Consumer Discretionary	14.5	Exchange Traded Funds	2.5
Industrial	13.8	Materials	1.5
Information Technology	13.4	Telecommunication Services	.7
Utilities	7.1
Energy	6.8		113.4

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES March 31, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,064,803)—Note 1(b):
Unaffiliated issuers			100,497,914	84,431,454
Affiliated issuers			13,596,333	13,596,333
Cash				309,755
Receivable for investment securities sold				823,857
Receivable for shares of Beneficial Interest subscribed				218,335
Dividends and interest receivable				103,873
Prepaid expenses				48,042
				99,531,649
Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)				72,550
Liability for securities on loan—Note 1(b)				10,274,333
Payable for investment securities purchased				2,596,428
Payable for shares of Beneficial Interest redeemed				105,040
Accrued expenses				91,416
				13,139,767
Net Assets ($)				86,391,882
Composition of Net Assets ($):
Paid-in capital				134,369,090
Accumulated undistributed investment income—net				281,928
Accumulated net realized gain (loss) on investments				(32,192,676)
Accumulated net unrealized appreciation
(depreciation) on investments				(16,066,460)
Net Assets ($)				86,391,882

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	37,842,627	3,687,628	9,985,202	34,876,425
Shares Outstanding	2,212,983	226,182	612,498	2,006,897
Net Asset Value Per Share ($)	17.10	16.30	16.30	17.38

See notes to financial statements.

12

STATEMENT OF OPERATIONS Six Months Ended March 31, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	692,518
Affiliated issuers	4,670
Income from securities lending	67,125
Total Income	764,313
Expenses:
Investment advisory fee—Note 3(a)	292,137
Administration fee—Note 3(a)	36,517
Shareholder servicing costs—Note 3(c)	134,473
Distribution fees—Note 3(b)	40,203
Registration fees	27,299
Prospectus and shareholders’ reports	22,057
Custodian fees—Note 3(c)	17,427
Professional fees	15,503
Trustees’ fees and expenses—Note 3(d)	2,502
Loan commitment fees—Note 2	1,448
Interest expense—Note 2	42
Miscellaneous	8,921
Total Expenses	598,529
Less—reduction in expenses due to undertaking—Note 3(a)	(95,353)
Less—reduction in fees due to earnings credits—Note 1(b)	(4,161)
Net Expenses	499,015
Investment Income—Net	265,298
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(27,227,299)
Net unrealized appreciation (depreciation) on investments	(12,923,921)
Net Realized and Unrealized Gain (Loss) on Investments	(40,151,220)
Net (Decrease) in Net Assets Resulting from Operations	(39,885,922)

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Operations ($):
Investment income—net	265,298	437,313
Net realized gain (loss) on investments	(27,227,299)	(5,110,271)
Net unrealized appreciation
(depreciation) on investments	(12,923,921)	(6,374,223)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(39,885,922)	(11,047,181)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(120,349)	—
Class I Shares	(275,812)	—
Class T Shares	(238)	—
Net realized gain on investments:
Class A Shares	—	(4,333,645)
Class B Shares	—	(274,646)
Class C Shares	—	(1,062,002)
Class I Shares	—	(1,769,212)
Class T Shares	—	(72,229)
Total Dividends	(396,399)	(7,511,734)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	15,482,586	11,247,034
Class B Shares	4,097,503	241,224
Class C Shares	7,822,812	1,765,838
Class I Shares	12,328,713	34,444,700
Class T Shares	941,476	653,432
Net assets received in connection
with reorganization—Note 1	32,798,090	—

14

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	103,640	3,491,424
Class B Shares	—	224,559
Class C Shares	—	480,139
Class I Shares	261,102	1,769,212
Class T Shares	82	37,752
Cost of shares redeemed:
Class A Shares	(14,284,116)	(19,289,912)
Class B Shares	(644,787)	(1,006,189)
Class C Shares	(1,099,104)	(2,997,034)
Class I Shares	(5,929,486)	(6,900,360)
Class T Shares	(931,003)	(329,927)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	50,947,508	23,831,892
Total Increase (Decrease) in Net Assets	10,665,187	5,272,977
Net Assets ($):
Beginning of Period	75,726,695	70,453,718
End of Period	86,391,882	75,726,695
Undistributed investment income—net	281,928	413,029

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)[a]	September 30, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	571,249	424,044
Shares issued in connection with reorganization—Note 1	1,332,718	—
Shares issued for dividends reinvested	6,036	129,456
Shares redeemed	(818,894)	(711,970)
Net Increase (Decrease) in Shares Outstanding	1,091,109	(158,470)
Class Bb
Shares sold	5,819	9,557
Shares issued in connection with reorganization—Note 1	190,814	—
Shares issued for dividends reinvested	—	8,717
Shares redeemed	(38,472)	(37,474)
Net Increase (Decrease) in Shares Outstanding	158,161	(19,200)
Class C
Shares sold	48,753	70,262
Shares issued in connection with reorganization—Note 1	346,893	—
Shares issued for dividends reinvested	—	18,646
Shares redeemed	(65,299)	(115,980)
Net Increase (Decrease) in Shares Outstanding	330,347	(27,072)
Class I
Shares sold	698,331	1,304,653
Shares issued in connection with reorganization—Note 1	38,901	—
Shares issued for dividends reinvested	15,015	64,664
Shares redeemed	(329,743)	(260,252)
Net Increase (Decrease) in Shares Outstanding	422,504	1,109,065
Class Tc
Shares sold	6,977	24,237
Shares issued in connection with reorganization—Note 1	18,224	—
Shares issued for dividends reinvested	5	1,427
Shares redeemed	(54,481)	(12,438)
Net Increase (Decrease) in Shares Outstanding	(29,275)	13,226

a Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended March 31, 2009, 9,488 Class B shares representing $160,195 were automatically converted to 9,055 Class A shares and during the period ended September 30, 2008 4,605 Class B shares representing $127,792 were automatically converted to 4,408 Class A shares.
c On the close of business on February 4, 2009, 43,698 Class T shares representing $740,237 were automatically converted to 42,937 Class A shares.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2009			Year Ended September 30,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
[b]eginning of period	24.48	32.64	30.49	27.89	23.32	18.48
Investment Operations:
Investment income (loss)—net[a]	.06	.19	.02	.00[b]	(.07)	(.08)
Net realized and unrealized
gain (loss) on investments	(7.33)	(4.61)	3.02	3.31	4.64	5.38
Total from Investment Operations	(7.27)	(4.42)	3.04	3.31	4.57	5.30
Distributions:
Dividends from
investment income—net	(.11)	—	—	—	—	—
Dividends from net realized
gain on investments	—	(3.74)	(.89)	(.71)	(.00)[b]	(.46)
Total Distributions	(.11)	(3.74)	(.89)	(.71)	(.00)[b]	(.46)
Net asset value, end of period	17.10	24.48	32.64	30.49	27.89	23.32
Total Return (%)[c]	(29.70)[d]	(14.59)	10.00	12.15	19.60	29.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74[e]	1.56	1.50[f]	1.60[f]	2.30[f]	6.56[f]
Ratio of net expenses
to average net assets	1.34[e]	1.39	1.45[f]	1.35[f]	1.35[f]	1.34[f]
Ratio of net investment income
(loss) to average net assets	.69[e]	.72	.06[f]	.01[f]	(.26)[f]	(.37)[f]
Portfolio Turnover Rate	79.94[d]	92.67	66.82[d,g]	—	—	—
Net Assets, end of period
($ x 1,000)	37,843	27,467	41,784	41,006	12,568	3,636

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses.
g For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2009			Year Ended September 30,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	23.23	31.41	29.63	27.32	23.01	18.39
Investment Operations:
Investment (loss)—net[a]	(.02)	(.04)	(.26)	(.22)	(.27)	(.22)
Net realized and unrealized
gain (loss) on investments	(6.91)	(4.40)	2.93	3.24	4.58	5.30
Total from Investment Operations	(6.93)	(4.44)	2.67	3.02	4.31	5.08
Distributions:
Dividends from net realized
gain on investments	—	(3.74)	(.89)	(.71)	(.00)[b]	(.46)
Net asset value, end of period	16.30	23.23	31.41	29.63	27.32	23.01
Total Return (%)[c]	(29.83)[d]	(15.32)	9.05	11.33	18.74	27.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.61[e]	2.53	2.41[f]	2.46[f]	3.22[f]	7.31[f]
Ratio of net expenses
to average net assets	2.18[e]	2.24	2.34[f]	2.10[f]	2.10[f]	2.09[f]
Ratio of net investment (loss)
to average net assets	(.23)[e]	(.14)	(.83)[f]	(.77)[f]	(1.03)[f]	(1.12)[f]
Portfolio Turnover Rate	79.94[d]	92.67	66.82[d,g]	—	—	—
Net Assets, end of period
($ x 1,000)	3,688	1,580	2,740	3,155	1,754	851

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses.
g For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

18

Six Months Ended
March 31, 2009			Year Ended September 30,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	23.23	31.41	29.60	27.32	23.02	18.39
Investment Operations:
Investment (loss)—net[a]	(.01)	(.03)	(.24)	(.21)	(.28)	(.22)
Net realized and unrealized
gain (loss) on investments	(6.92)	(4.41)	2.94	3.20	4.58	5.31
Total from Investment Operations	(6.93)	(4.44)	2.70	2.99	4.30	5.09
Distributions:
Dividends from net realized
gain on investments	—	(3.74)	(.89)	(.71)	(.00)[b]	(.46)
Net asset value, end of period	16.30	23.23	31.41	29.60	27.32	23.02
Total Return (%)[c]	(29.83)[d]	(15.29)	9.13	11.26	18.68	28.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.37[e]	2.36	2.29[f]	2.46[f]	3.15[f]	7.31[f]
Ratio of net expenses
to average net assets	2.15[e]	2.22	2.25[f]	2.10[f]	2.10[f]	2.09[f]
Ratio of net investment (loss)
to average net assets	(.12)[e]	(.11)	(.74)[f]	(.75)[f]	(1.03)[f]	(1.12)[f]
Portfolio Turnover Rate	79.94[d]	92.67	66.82[d,g]	—	—	—
Net Assets, end of period
($ x 1,000)	9,985	6,556	9,713	11,042	3,659	690

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses.
g For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2009			Year Ended September 30,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	24.88	33.03	30.77	28.07	23.42	18.52
Investment Operations:
Investment income (loss)—net[b]	.09	.25	.11	.06	.07	(.03)
Net realized and unrealized
gain (loss) on investments	(7.42)	(4.66)	3.04	3.35	4.58	5.39
Total from Investment Operations	(7.33)	(4.41)	3.15	3.41	4.65	5.36
Distributions:
Dividends from
investment income—net	(.17)	—	—	—	—	—
Dividends from net realized
gain on investments	—	(3.74)	(.89)	(.71)	(.00)[c]	(.46)
Total Distributions	(.17)	(3.74)	(.89)	(.71)	(.00)[c]	(.46)
Net asset value, end of period	17.38	24.88	33.03	30.77	28.07	23.42
Total Return (%)	(29.46)[d]	(14.37)	10.27	12.43	19.86	29.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25[e]	1.22	1.22[f]	1.35[f]	1.97[f]	6.31[f]
Ratio of net expenses
to average net assets	1.12[e]	1.15	1.19[f]	1.10[f]	1.10[f]	1.09[f]
Ratio of net investment income
(loss) to average net assets	1.07[e]	.98	.32[f]	.21[f]	.24[f]	(.12)[f]
Portfolio Turnover Rate	79.94[d]	92.67	66.82[d,g]	—	—	—
Net Assets, end of period
($ x 1,000)	34,876	39,424	15,701	14,339	12,575	14

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
f For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses.
g For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Small Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is long-term growth of capital.The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser.The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”) and an affiliate of TBCAM, serves as the fund’s Administrator.

At a meeting of the fund’s Board of Trustees held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the names of the Company and the fund from “Dreyfus Premier Stock Funds” and “Dreyfus Premier Small Cap Equity Fund” to “Dreyfus Stock Funds” and “Dreyfus Small Cap Equity Fund”, respectively.

As of the close of business on December 15, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Premier Future Leaders Fund (“Premier Future Leaders”) were transferred to the fund in exchange for corresponding class of shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C, Class I and Class T shares of Premier Future Leaders received Class A, Class B, Class C, Class I and Class T shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Premier Future Leaders at the time of the exchange.The nest asset value of the fund’s shares on the close of business December 15, 2008, after the reorganization was $17.24 for Class A, $16.43 for Class B, $16.43 for Class C, $17.46 for Class I and $16.90 for Class T shares, and a total amount of 1,332,718 Class A shares, 190,814 Class B shares, 346,893 Class C shares, 38,901 Class I shares and

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

18,224 Class T shares, representing net assets of $32,798,090 (including $17,212,916 net unrealized depreciation on investments) were issued to shareholders of Premier Future Leaders in the exchange.The exchange was a tax-free event to the Premier Future Leaders shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by

22

prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	98,027,787	—	—	98,027,787
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2009, The Bank of New York Mellon earned $22,375 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

26

Each of the tax years in the three-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $83,845 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2008 was as follows: ordinary income $2,574,219 and long-term capital gains $4,937,515.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under both Facilities during the period end March 31, 2009 was $7,100, with a related weighted average annualized interest rate of 1.19%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to a Investment Advisory Agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares, to assume the expenses of the class so that such expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the annual rates of expenses of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C and 1.16% for Class I, until December 15, 2009, and until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class. The reduction in expenses, pursuant to the undertaking, amounted to $95,353 during the period ended March 31, 2009.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended March 31, 2009, the fund was charged $36,517 pursuant to the administration agreement.

During the period ended March 31, 2009, the Distributor retained $4,718 and $7 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $4,432 and $812 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, respectively, and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2009, Class B, Class C and Class T shares were charged $10,188, $29,448 and $567, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regard-

28

ing the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2009, Class A, Class B, Class C and Class T shares were charged $39,297, $3,396, $9,816 and $567, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2009, the fund was charged $27,103 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2009, the fund was charged $4,161 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2009, the fund was charged $17,427 pursuant to the custody agreement.

During the period ended March 31, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $53,290, administration fees $6,661, Rule 12b-1 distribution plan fees $8,130, shareholder services plan fees $10,076, custodian fees $7,586, chief compliance officer fees $2,394 and transfer agency per account fees $3,359, which are offset against an expense reimbursement currently in effect in the amount of $18,946.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2009, amounted to $111,697,098 and $59,579,477, respectively.

At March 31, 2009, accumulated net unrealized depreciation on investments was $16,066,460, consisting of $2,287,775 gross unrealized appreciation and $18,354,235 gross unrealized depreciation.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

30

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Investment Advisory Agreement, pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s separate Administration Agreement with Dreyfus, pursuant to which Dreyfus provides administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information.The Board also discussed the nature, extent, and quality of the services provided to the fund by TBCAM and Dreyfus pursuant to the fund’s Investment Advisory and Administration Agreements, respectively. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships that Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered TBCAM’s research and portfolio management capabilities and that Dreyfus provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered TBCAM’s and Dreyfus’ separate and extensive administrative, accounting, and compliance infrastructures.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Investment Advisory Fee and Administration Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s total investment advisory fee and administration fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper, all for various periods ended August 31, 2008. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s total returns to the returns of the fund’s benchmark index for the past four calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median, and that the fund’s actual management fee was lower than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was one basis point lower than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, the Board noted that the fund achieved total return results higher than the Performance Group and

32

Performance Universe medians for each reported time period up to 5 years.The Board further noted that the fund’s total return was higher than the return of the fund’s benchmark index for 3 of the past 4 calendar years (lower in the other year).

Representatives of Dreyfus reviewed with the Board members the fee paid to TBCAM or Dreyfus or their affiliates by the one mutual fund managed by TBCAM (or Dreyfus or their affiliates) that was reported in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund and the differences in providing services to the Similar Fund as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed the differences in fees paid to TBCAM and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s advisory fee. Dreyfus’ representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by TBCAM or Dreyfus or their affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus for the fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, that was prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund sharehold-ers.The Board members also considered potential benefits to TBCAM from acting as investment adviser to the fund and noted the soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Administration Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It was noted that the profitability percentage for Dreyfus was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. Because TBCAM became investment adviser to the fund on August 1, 2007, meaningful profitability percentages with respect to TBCAM acting as investment adviser to the fund were not available, and such information was not considered at this meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Investment Advisory Agreement and Administration Agreement.Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

• The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
• The Board was satisfied with the fund’s performance.

34

  The Board concluded that the total investment advisory and admin- istrative fee paid to TBCAM and Dreyfus, respectively, by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to TBCAM or Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by TBCAM and Dreyfus in connection with the investment advisory fee and administrative fee rates charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Investment Advisory Agreement and Administration Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)